Shareholder Report, Holdings (Details)	Dec. 31, 2024
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.71%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.82%)
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares | S&P 500 Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares | S&P 500 Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares | S&P 500 Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.68%)
Vest US Large Cap 10% Buffer Strategies VI Fund - Class I Shares | S&P 500 Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.14%)
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.81%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.62%)
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares | S&P 500 Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.95%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares | S&P 500 Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares | S&P 500 Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.13%)
Vest US Large Cap 20% Buffer Strategies VI Fund - Class I Shares | S&P 500 Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.49%)
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.81%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.62%)
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares | S&P 500 Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.95%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares | S&P 500 Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares | S&P 500 Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.13%)
Vest US Large Cap 20% Buffer Strategies VI Fund - Class Y Shares | S&P 500 Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.49%)
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.71%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.82%)
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares | S&P 500 Mini Index Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares | S&P 500 Mini Index Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares | S&P 500 Mini Index Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.68%)
Vest US Large Cap 10% Buffer Strategies VI Fund - Class Y Shares | S&P 500 Mini Index Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.14%)